Property and equipment (Tables)	12 Months Ended
Mar. 31, 2016
Property, Plant and Equipment [Abstract]
Summary of Components of Property and Equipment

The components of property and equipment were as follows:

	March 31, 2016	March 31, 2015
Cost
Asset under capital lease, net of deferred gain	$45,604	$46,030
Information systems, hardware and software	50,953	56,054
Assembly equipment, furniture, fixtures and other	21,398	28,780
Assets under development	418	1,082

	$118,373	$131,946
Accumulated depreciation and amortization
Asset under capital lease, net of deferred gain	$8,094	$5,424
Information systems, hardware and software	47,268	48,741
Assembly equipment, furniture, fixtures and other	18,917	23,036

	$74,279	$77,201
Net book value
Asset under capital lease, net of deferred gain	$37,510	$40,606
Information systems, hardware and software	3,685	7,313
Assembly equipment, furniture, fixtures and other	2,481	5,744
Assets under development	418	1,082

	$44,094	$54,745

Future Minimum Annual Payments under Capital Lease

Future minimum annual payments under capital lease at March 31, 2016 are as follows:

Fiscal year ending March 31,

Annual minimum lease payments
2017	$4,585
2018	4,585
2019	4,922
2020	4,952
2021	4,952
2022 and thereafter	65,940

Total minimum lease payments	$89,936
Less: imputed interest on capital lease	37,314

Present value of minimum lease payments	$52,622